Assets pledged as collateral (Details) - 12 months ended Dec. 31, 2017 JD in Thousands, $ in Thousands, ₩ in Millions		KRW (₩)	USD ($)	JOD (JD)
Shareholdings of Gyeongju Wind Power Co., Ltd. [Member]
Disclsoure of assets pledged as collateral [Line Items]
Name of Guarantor		Korea East-West Power Co., Ltd.
Name of Guarantee		Korea Development Bank and others
Value of collateral		₩ 15,958
Description of assets pledged as collateral description		Collateral for borrowings
Shareholdings of Commerce and Industry Energy Co., Ltd. [Member]
Disclsoure of assets pledged as collateral [Line Items]
Name of Guarantor		Korea Midland Power Co.,Ltd.
Name of Guarantee		IBK and others
Value of collateral		₩ 13,605
Description of assets pledged as collateral description		Collateral for borrowings
Shareholdings of KOSPO Youngnam Power Co., Ltd. [Member]
Disclsoure of assets pledged as collateral [Line Items]
Name of Guarantor		Korea Southern Power Co., Ltd.
Name of Guarantee		Shinhan Bank and others
Value of collateral		₩ 40,000
Description of assets pledged as collateral description		Collateral for borrowings
Shareholdings of Mira Power Limited [Member]
Disclsoure of assets pledged as collateral [Line Items]
Name of Guarantor		Korea South-East Power Co., Ltd.
Name of Guarantee		International Finance Corporation and others
Value of collateral		₩ 44,192
Description of assets pledged as collateral description		Collateral for borrowings
Shareholdings of Gyeonggi Green Energy Co., Ltd. [Member]
Disclsoure of assets pledged as collateral [Line Items]
Name of Guarantor		Korea Hydro & Nuclear Power Co., Ltd.
Name of Guarantee		Korea Development Bank and others
Value of collateral		₩ 47,000
Description of assets pledged as collateral description		Collateral for borrowings
Factory estate and others [Member]
Disclsoure of assets pledged as collateral [Line Items]
Name of Guarantor	[1]	Gyeonggi Green Energy Co., Ltd.
Name of Guarantee	[1]	Korea Development Bank and others
Value of collateral	[1]	₩ 327,080
Description of assets pledged as collateral description	[1]	Collateral for borrowings
Land, buildings, structures and machinery and others [Member]
Disclsoure of assets pledged as collateral [Line Items]
Name of Guarantor		Commerce and Industry Energy Co., Ltd.
Name of Guarantee		IBK and others
Value of collateral		₩ 110,500
Description of assets pledged as collateral description		Collateral for borrowings
Cash and Cash Equivalents [Member]
Disclsoure of assets pledged as collateral [Line Items]
Name of Guarantor		Commerce and Industry Energy Co., Ltd.
Name of Guarantee		IBK and others
Value of collateral		₩ 11,642
Description of assets pledged as collateral description		Collateral for borrowings
Cash and cash equivalents 1 [Member]
Disclsoure of assets pledged as collateral [Line Items]
Name of Guarantor		Gyeongju Wind Power Co., Ltd.
Name of Guarantee		SK Securities Co.,Ltd. and others
Value of collateral		₩ 8,769
Description of assets pledged as collateral description		Collateral for borrowings
Property, plant and equipment and others [Member]
Disclsoure of assets pledged as collateral [Line Items]
Name of Guarantor		Gyeongju Wind Power Co., Ltd.
Name of Guarantee		SK Securities Co.,Ltd. and others
Value of collateral		₩ 97,980
Description of assets pledged as collateral description		Collateral for borrowings
Existing or expected trade receivables [Member]
Disclsoure of assets pledged as collateral [Line Items]
Name of Guarantor		Gyeongju Wind Power Co., Ltd.
Name of Guarantee		SK Securities Co.,Ltd. and others
Value of collateral		₩ 4,800
Description of assets pledged as collateral description		Collateral for borrowings
Bank deposit and insurance claim [Member]
Disclsoure of assets pledged as collateral [Line Items]
Name of Guarantor		KOSPO Youngnam Power Co., Ltd.
Name of Guarantee		Shinhan Bank and others
Value of collateral		₩ 396,120
Description of assets pledged as collateral description		Collateral for borrowings
Finance Lease receivable and property, plant and equipment and others [Member]
Disclsoure of assets pledged as collateral [Line Items]
Name of Guarantor		Qatrana Electric Power Company
Name of Guarantee		The Islamic Development Bank and others
Value of collateral | JD				JD 188,580
Description of assets pledged as collateral description		Collateral for borrowings
Finance Lease receivable and others [Member]
Disclsoure of assets pledged as collateral [Line Items]
Name of Guarantor		KST Electric Power Company
Name of Guarantee		Scotiabank Inverlat, S.A
Value of collateral | $			$ 2,890,260
Description of assets pledged as collateral description		Collateral for borrowings

[1]	The Company was provided with shares of Gyeonggi Green Energy Co., Ltd., one of its subsidiaries, from the investors as collateral related to long-term borrowings. Additionally, pledge for shares, pledge for transfer of rights of long-term borrowings, pledge for insurance claims and other pledges were established.